Filed with the Securities and Exchange Commission on October 26, 2015
Securities Act of 19933 File No. 333-180308
Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 56

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 59

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Frank L. Newbauer, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on November 26, 2015 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 40 (“PEA #40”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 15, 2015, and pursuant to Rule 485(a)(2) would become effective on July 29, 2015.

Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b)(1)(iii) on July 27, 2015 for the sole purpose of designating August 28, 2015 as the new date upon which PEA #40 shall become effective.

Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) on August 28, 2015 for the sole purpose of designating September 27, 2015 as the new date upon which PEA #40 shall become effective.

Post-Effective Amendment No. 47 incorporated by reference the information contained in Parts A, B and C of PEA #40.

Post-Effective Amendment No. 50 was filed pursuant to Rule 485(b)(1)(iii) on September 25, 2015 for the sole purpose of designating October 27, 2015 as the new date upon which PEA #40 shall become effective.

Post-Effective Amendment No. 50 incorporated by reference the information contained in Parts A, B and C of PEA #40.

This Post-Effective Amendment No. 56 is being filed pursuant to Rule 485(b)(1)(iii) on October 26, 2015 for the sole purpose of designating November 26, 2015 as the new date upon which PEA #40 shall become effective.

This Post-Effective Amendment No. 56 incorporates by reference the information contained in Parts A, B and C of PEA #40.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on October 26, 2015.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey
Robert G. Dorsey	Trustee	October 26, 2015

/s/ Jennifer L. Leamer
Jennifer L. Leamer	Treasurer	October 26, 2015

*
David M. Deptula	Trustee	/s/ Frank L. Newbauer
Frank L. Newbauer
*		Attorney-in-Fact*
John J. Discepoli	Trustee	October 26, 2015

*
John C. Davis	Trustee